HVIA EQUITY FUND
SCHEDULE OF INVESTMENTS
May 31, 2026 (Unaudited)

COMMON STOCKS - 98.6%	Shares	Value
Communications - 9.1%
Internet Media & Services - 9.1%
Alphabet, Inc. - Class C	7,192	$ 2,707,284
Meta Platforms, Inc. - Class A	2,237	1,414,925
Netflix, Inc. (a)	10,633	914,651
		5,036,860
Consumer Discretionary - 9.7%
E-Commerce Discretionary - 6.3%
Amazon.com, Inc. (a)	9,791	2,649,836
MercadoLibre, Inc. (a)	520	881,738
		3,531,574
Leisure Facilities & Services - 1.6%
Starbucks Corporation	8,942	886,689

Retail - Discretionary - 1.8%
AutoZone, Inc. (a)	335	983,289

Consumer Staples - 1.0%
Beverages - 0.4%
PepsiCo, Inc.	1,478	213,113

Food - 0.6%
Mondelez International, Inc. - Class A	5,805	355,092

Energy - 4.4%
Oil & Gas Producers - 2.3%
Exxon Mobil Corporation	3,698	537,171
Marathon Petroleum Corporation	2,984	742,330
		1,279,501
Oil & Gas Services & Equipment - 2.1%
Baker Hughes Company	9,214	588,590
SLB Ltd.	10,891	594,104
		1,182,694

HVIA EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.6% (Continued)	Shares	Value
Financials - 11.4%
Asset Management - 1.8%
Charles Schwab Corporation (The)	11,171	$ 975,787

Banking - 1.5%
JPMorgan Chase & Company	2,806	839,864

Institutional Financial Services - 3.7%
Goldman Sachs Group, Inc. (The)	899	921,978
Morgan Stanley	5,419	1,127,152
		2,049,130
Insurance - 1.5%
Allstate Corporation (The)	1,688	347,880
Marsh & McLennan Companies, Inc.	3,080	492,708
		840,588
Specialty Finance - 2.9%
American Express Company	5,167	1,635,200

Health Care - 7.3%
Biotech & Pharma - 5.0%
AbbVie, Inc.	5,107	1,111,896
Eli Lilly & Company	1,487	1,643,135
		2,755,031
Health Care Facilities & Services - 0.9%
Tenet Healthcare Corporation (a)	2,810	492,649

Medical Equipment & Devices - 1.4%
Thermo Fisher Scientific, Inc.	1,615	795,404

Industrials - 13.5%
Electrical Equipment - 5.3%
Amphenol Corporation - Class A	9,276	1,379,898
Generac Holdings, Inc. (a)	1,437	399,357
Rockwell Automation, Inc.	1,658	747,857
Trimble, Inc. (a)	7,735	436,331
		2,963,443

HVIA EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.6% (Continued)	Shares	Value
Industrials - 13.5% (Continued)
Engineering & Construction - 4.2%
Fluor Corporation (a)	17,238	$ 788,811
Quanta Services, Inc.	2,171	1,545,166
		2,333,977
Industrial Support Services - 2.7%
Grainger (W.W.), Inc.	734	905,932
United Rentals, Inc.	611	608,355
		1,514,287
Machinery - 0.7%
Lincoln Electric Holdings, Inc.	1,525	394,197

Transportation & Logistics - 0.6%
CSX Corporation	6,935	313,878

Materials - 3.9%
Chemicals - 0.9%
Sherwin-Williams Company (The)	1,642	498,905

Metals & Mining - 1.7%
Newmont Corporation	8,400	922,404

Steel - 1.3%
Nucor Corporation	2,879	719,750

Real Estate - 2.1%
Real Estate Services - 2.1%
CBRE Group, Inc. - Class A (a)	6,143	768,121
Jones Lang LaSalle, Inc. (a)	1,400	395,234
		1,163,355
Technology - 33.6%
Semiconductors - 11.2%
KLA Corporation	1,504	2,890,252
NVIDIA Corporation	15,794	3,334,745
		6,224,997
Software - 8.0%
Adobe, Inc. (a)	1,514	392,444

HVIA EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.6% (Continued)	Shares	Value
Technology - 33.6% (Continued)
Software - 8.0% (Continued)
Microsoft Corporation	4,886	$ 2,199,873
Salesforce, Inc.	4,607	880,398
ServiceNow, Inc. (a)	7,766	965,857
		4,438,572
Technology Hardware - 9.3%
Apple, Inc.	7,048	2,199,399
Ciena Corporation (a)	2,727	1,582,287
Cisco Systems, Inc.	11,298	1,360,505
		5,142,191
Technology Services - 5.1%
International Business Machines Corporation	4,815	1,433,907
Visa, Inc. - Class A	4,307	1,405,632
		2,839,539
Utilities - 2.6%
Electric Utilities - 2.6%
Duke Energy Corporation	5,718	701,770
NextEra Energy, Inc.	8,349	726,447
		1,428,217

Total Common Stocks (Cost $27,273,172)		$ 54,750,177

MONEY MARKET FUNDS - 0.5%	Shares	Value
First American Government Obligations Fund - Class X, 3.55% (b) (Cost $279,657)	279,657	$ 279,657

Investments at Value - 99.1% (Cost $27,552,829)		$ 55,029,834

Other Assets in Excess of Liabilities - 0.9%		491,560

Net Assets - 100.0%		$ 55,521,394

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of May 31, 2026.